UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09397
                                                    -----------

                           The Gabelli Utilities Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          -----------------

                   Date of fiscal year end: December 31, 2004
                                           --------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS -- 77.9%
             CABLE AND SATELLITE -- 0.7%
     10,000  DIRECTV Group Inc.+ .............. $   175,900
     10,000  EchoStar Communications Corp.,
               Cl. A+ .........................     311,200
                                                -----------
                                                    487,100
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 0.5%
     10,000  General Electric Co. .............     335,800
                                                -----------
             ENERGY AND UTILITIES: ELECTRIC -- 21.8%
     90,000  AES Corp.+ .......................     899,100
    192,000  Allegheny Energy Inc.+ ...........   3,064,320
     11,666  ALLETE Inc. ......................     379,145
     20,000  Cleco Corp. ......................     344,800
     43,000  DPL Inc. .........................     884,940
      6,000  DTE Energy Co. ...................     253,140
     50,000  Duquesne Light Holdings Inc. .....     898,000
     52,000  Edison International .............   1,378,520
     80,000  El Paso Electric Co.+ ............   1,285,600
     22,000  FPL Group Inc. ...................   1,503,040
     25,000  Great Plains Energy Inc. .........     728,750
     23,100  Green Mountain Power Corp. .......     601,755
     50,000  Pepco Holdings Inc. ..............     995,000
     20,000  Southern Co. .....................     599,600
     10,000  TXU Corp. ........................     479,200
      2,000  UIL Holdings Corp. ...............      98,380
     57,400  Unisource Energy Corp. ...........   1,397,690
                                                -----------
                                                 15,790,980
                                                -----------
             ENERGY AND UTILITIES: INTEGRATED -- 37.0%
     15,000  Alliant Energy Corp. .............     373,200
     30,000  Ameren Corp. .....................   1,384,500
    250,000  Aquila Inc.+ .....................     780,000
     18,000  Black Hills Corp. ................     500,040
      6,100  CH Energy Group Inc. .............     279,380
     14,000  Cinergy Corp. ....................     554,400
    145,000  CMS Energy Corp.+ ................   1,380,400
     12,000  Consolidated Edison Inc. .........     504,480
     17,000  Constellation Energy Group Inc. ..     677,280
     52,000  Duke Energy Corp. ................   1,190,280
    120,000  El Paso Corp. ....................   1,102,800
    130,000  Enel SpA .........................   1,062,410
     70,000  Energy East Corp. ................   1,762,600
      4,000  Entergy Corp. ....................     242,440
     21,000  FirstEnergy Corp. ................     862,680
      7,000  Florida Public Utilities Co. .....     120,050
     22,000  Hawaiian Electric Industries Inc.      583,880
     80,000  Hera SpA .........................     203,689
     28,000  Maine & Maritimes Corp. ..........     812,000
     27,000  MGE Energy Inc. ..................     859,140
     43,805  Mirant Corp.+ ....................      17,960
     10,000  National Grid Transco plc, ADR ...     428,300
     25,000  NiSource Inc. ....................     525,250

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
     40,000  Northeast Utilities .............. $   775,600
     35,000  NSTAR ............................   1,718,500
     35,000  OGE Energy Corp. .................     883,050
     12,000  Otter Tail Corp. .................     306,000
     28,000  PG&E Corp.+ ......................     851,200
     14,500  PPL Corp. ........................     684,110
     26,000  Progress Energy Inc. .............   1,100,840
     30,000  Scottish Power plc ...............     229,362
     17,000  TECO Energy Inc. .................     230,010
     25,000  Tohoku Electric Power Co. Inc. ...     412,376
     33,800  Westar Energy Inc. ...............     682,760
     30,000  Wisconsin Energy Corp. ...........     957,000
    100,000  Xcel Energy Inc. .................   1,732,000
                                                -----------
                                                 26,769,967
                                                -----------
             ENERGY AND UTILITIES: NATURAL GAS -- 10.1%
     10,000  Atmos Energy Corp. ...............     251,900
      2,000  Cascade Natural Gas Corp. ........      42,460
     13,000  Chesapeake Utilities Corp. .......     326,300
     10,000  Energen Corp. ....................     515,500
     30,000  KeySpan Corp. ....................   1,176,000
     10,000  Laclede Group Inc. ...............     292,300
     35,000  National Fuel Gas Co. ............     991,550
     11,000  Nicor Inc. .......................     403,700
     75,000  NUI Corp. ........................   1,000,500
     40,000  ONEOK Inc. .......................   1,040,800
        500  RGC Resources Inc. ...............      11,789
      2,500  South Jersey Industries Inc. .....     119,375
     32,767  Southern Union Co.+ ..............     671,724
     20,000  Southwest Gas Corp. ..............     479,000
                                                -----------
                                                  7,322,898
                                                -----------
             ENERGY AND UTILITIES: WATER -- 0.5%
      5,333  Middlesex Water Co. ..............      95,568
     10,000  Pennichuck Corp. .................     244,000
                                                -----------
                                                    339,568
                                                -----------
             EQUIPMENT AND SUPPLIES -- 0.2%
      3,000  Cooper Industries Ltd., Cl. A ....     177,000
                                                -----------
             METALS AND MINING -- 0.4%
     11,000  Compania de Minas Buenaventura
               SA, ADR ........................     261,250
                                                -----------
             REAL ESTATE INVESTMENT TRUSTS -- 1.1%
     12,000  Rouse Co. ........................     802,560
                                                -----------
             TELECOMMUNICATIONS -- 2.5%
     16,000  BellSouth Corp. ..................     433,920
     10,000  CenturyTel Inc. ..................     342,400
     20,000  Citizens Communications Co. ......     267,800
     15,000  SBC Communications Inc. ..........     389,250
     10,000  Verizon Communications Inc. ......     393,800
                                                -----------
                                                  1,827,170
                                                -----------

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             WIRELESS COMMUNICATIONS -- 3.1%
    150,000  AT&T Wireless Services Inc.+ ..... $ 2,217,000
                                                -----------
             TOTAL COMMON STOCKS ..............  56,331,293
                                                -----------
             PREFERRED STOCKS -- 0.9%
             ENERGY AND UTILITIES: INTEGRATED -- 0.9%
      8,800  Cinergy Corp.,
              9.500% Cv. Pfd. .................     537,328
     15,000  Mirant Trust I,
              6.250% Cv. Pfd., Ser. A+ (a) ....     150,000
                                                -----------
                                                    687,328
                                                -----------
             TOTAL PREFERRED STOCKS ...........     687,328
                                                -----------


    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    ---------                                      ------
             CONVERTIBLE BONDS -- 0.6%
             ENERGY AND UTILITIES: ELECTRIC -- 0.6%
$   450,000  AES Corp., Sub. Deb. Cv.,
              4.500%, 08/15/05 ................ $   452,812
                                                -----------
             U.S. GOVERNMENT OBLIGATIONS -- 20.0%
 14,478,000  U.S. Treasury Bills,
              1.502% to 1.705%++,
              10/07/04 to 12/30/04 ............  14,449,659
                                                -----------
             TOTAL INVESTMENTS -- 99.4%
              (Cost $63,863,407) ..............  71,921,092

             OTHER ASSETS AND LIABILITIES
               (NET) -- 0.6% ..................     432,865
                                                -----------
             NET ASSETS -- 100.0% ............. $72,353,957
                                                ===========
------------------
              For Federal tax purposes:
              Aggregate cost .................. $63,863,407
                                                ===========
              Gross unrealized appreciation ... $ 8,817,386
              Gross unrealized depreciation ...    (759,701)
                                                ===========
              Net unrealized appreciation
               (depreciation) ................. $ 8,057,685
                                                ===========

------------------
(a)  Security in default.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund
            ------------------------------

By (Signature and Title)*         /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                  Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal
                                    Executive Officer & Principal
                                    Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.